Unaudited condensed consolidated interim income statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	£ 6,755.3	£ 6,132.5
Costs of services	(5,708.1)	(5,196.1)
Gross profit	1,047.2	936.4
General and administrative costs	(508.5)	(452.8)
Operating profit	538.7	483.6
Share of results of associates	(63.8)	40.0
Profit before interest and taxation	474.9	523.6
Finance and investment income	55.5	30.1
Finance costs	(144.9)	(147.2)
Revaluation and retranslation of financial instruments	33.1	(12.1)
Profit before taxation	418.6	394.4
Taxation	(117.5)	(107.1)
Profit for the period	301.1	287.3
Attributable to:
Equity holders of the parent, continuing operations	257.9	252.7
Non-controlling interests, Continuing operations	43.2	34.6
Profit	£ 301.1	£ 287.3	[1]
Earnings per share
Basic earnings per ordinary share (pounds per share)	£ 0.231	£ 0.209
Diluted earnings per ordinary share (pounds per share)	£ 0.227	£ 0.206

[1]	Figures have been restated as described in Note 2: Accounting Policies.